Financial Risk and Fair Value Disclosures - Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	May 18, 2015 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Financial assets at fair value through profit or loss	$ 20,446,295		$ 16,042,721
Financial assets at fair value through other comprehensive income	19,835,665		10,526,144
Financial assets measured at amortized cost
Cash and cash equivalents (cash on hand excluded)	132,616,447		94,042,271
Receivables	36,047,680		28,942,147
Refundable deposits	2,358,549	$ 85,023	2,310,961
Other financial assets	28,863,470		14,386,131
Total	240,168,106		166,250,375
Financial liabilities at fair value through profit or loss	2,380,599		2,326
Short-term loans	1,924,124	$ 69,363	11,057,132
Payables	37,657,300		31,188,794
Guarantee deposits (current portion included)	14,369,769		235,992
Bonds payable (current portion included)	40,536,658		18,690,384	$ 600,000
Long-term loans (current portion included)	36,624,907		33,066,106
Lease liabilities	5,068,754		5,576,864
Other financial liabilities	20,966,209		20,746,624
Total	$ 159,528,320		$ 120,564,222